THE ADVISORS' INNER CIRCLE FUND II

                         FROST INTERNATIONAL EQUITY FUND

                       SUPPLEMENT DATED DECEMBER 14, 2009
                                     TO THE
                                  PROSPECTUSES
                             DATED NOVEMBER 30, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

CHANGE IN ADDRESS FOR THORNBURG INVESTMENT MANAGEMENT, INC.

Effective immediately, Thornburg Investment Management, Inc. ("Thornburg") has moved to a new location. Accordingly, all references to Thornburg's address are hereby replaced with the following:

         2300 North Ridgetop Road
         Santa Fe, NM 87506


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 FIA-SK-011-0100